Loans and borrowings - Fair value of loans (Details) - Level 2 - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans and borrowings
Fair value of loans	$ 104,836	$ 117,137
Local currency
Loans and borrowings
Fair value of loans	11,746	12,002
Foreign currency
Loans and borrowings
Fair value of loans	93,090	105,135
Bonds | Local currency
Loans and borrowings
Fair value of loans	4,904	5,153
Bonds | Foreign currency
Loans and borrowings
Fair value of loans	77,440	83,721
Commercial and syndicate loans and related parties | Local currency
Loans and borrowings
Fair value of loans	6,024	5,973
Commercial and syndicate loans and related parties | Foreign currency
Loans and borrowings
Fair value of loans	15,072	20,784
Lease liabilities | Local currency
Loans and borrowings
Fair value of loans	818	876
Lease liabilities and related parties | Foreign currency
Loans and borrowings
Fair value of loans	$ 578	$ 630